INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Fair value, beginning of period	$ 115,100	$ 100,865
Additions	9,278	11,580
Right-of-use assets	4,800	4,400
Dispositions	(4,258)	(4,430)
Fair value changes	(105)	629
Foreign currency translation and other	819	(3,075)
Fair value, end of period2	124,152	115,100
Acquisitions through business combinations, investment property	3,244	9,805
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	74	(274)
Property, plant and equipment [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets	6,800	6,600
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	$ 114,800	$ 108,200